Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 055
EBP, Description of Plan [Line Items]
Description of the Plan
1. Description of the Plan
The following description of the Lockheed Martin Corporation Performance Sharing Plan for Bargaining Employees (the Plan) provides only general information about the Plan’s provisions. Participants should refer to the Plan document and Summary Plan Description for a more complete description of the Plan’s provisions.
General
The Plan is a defined contribution plan covering permanent full-time employees and certain permanent part-time employees under collective bargaining agreements of eligible business units of Lockheed Martin Corporation (Lockheed Martin or the Corporation). Employees are eligible to enroll in the Plan after completion of the waiting period in their collective bargaining agreement. Certain nonunion employees, as designated by Lockheed Martin, may participate in the Plan.
The Plan includes an Employee Stock Ownership Plan (ESOP) feature. Cash dividends paid on Lockheed Martin common stock in both the ESOP Fund and the Lockheed Martin Stock Fund are automatically reinvested in those funds, unless the participant elects to receive the dividend directly as taxable income.
The assets of the Plan, excluding receivables, are held and invested on a commingled basis in the Lockheed Martin Corporation Defined Contribution Plans Master Trust (the Master Trust) under an agreement between Lockheed Martin and State Street Bank and Trust Company (the Trustee). The record keeper is Empower. Lockheed Martin is the Plan Sponsor and the Plan Administrator.
Certain represented employees who were participating in the Lockheed Martin Corporation Hourly Savings Plan Plus (HSP), the Lockheed Martin Corporation Capital Accumulation Plan (CAP), the Lockheed Martin Corporation Capital Accumulation Plan for Hourly Employees (HCAP), and the Lockheed Martin Corporation Basic Benefit Plan for Hourly Employees (BBP) became eligible to participate in the Plan and ineligible to participate in HSP, CAP, HCAP, and BBP. Most of these employees had their account balances transferred from HSP, CAP, HCAP, and BBP to the Plan. Account balances of those employees with more than one outstanding loan from any plan sponsored by the Corporation or a qualified domestic relations order (QDRO) hold under HSP, CAP, HCAP, or BBP were not immediately transferred; however, these account balances are subject to transfer to the Plan when the loans are repaid or the QDROs are resolved. During 2025, assets of the HSP, CAP, HCAP, and BBP in the amount of $35.9 million, $3.5 million, $4.1 million and $2.7 million, respectively, were transferred to the Plan.
Contributions
Collective bargaining agreements determine whether participants can make contributions based on percentage of base wages, whether a participant is automatically enrolled in the Plan, and whether participants are eligible for employer contributions and employer matching contributions. Contributions may be made on a before-tax, after-tax, or Roth 401(k) basis. Eligible employees can contribute up to 40% of the employees' base wages, subject to regulatory limitations. If automatically enrolled, a participant’s contribution is set at 3% of eligible compensation in before-tax contributions. Certain unions in the Plan have an auto-escalation feature whereby contributions for those automatically enrolled are increased 1% each year up to 8% unless changed by the participant. Contributions are limited to amounts determined in collective bargaining agreements. In general, participant contributions eligible for an employer matching contribution range from 0% to 8% of base pay. Certain union participants receive the company contributions in a certain percentage of the employees' base wages. Participants may also elect to make additional contributions that are not considered for purposes of the employer match. The Plan permits catch-up contributions for participants turning age 50 or older by the end of the calendar year. Catch-up contributions are not eligible for Company matching contributions. Pursuant to the applicable collective bargaining agreements, certain participants may contribute additional sources of income to the Plan, such as ratification bonuses, a cost of living adjustment payment or lump sum wage supplement payment. Participants are immediately vested in all employer contributions.

Contributions may be invested in one or more of the available investment funds at the participant’s election. Participants may change the investment mix of their account balance up to 6 times per calendar quarter. Participants may make an unlimited number of transfers out of the Lockheed Martin Stock Fund or the ESOP Fund.
An option available to participants is the self-directed brokerage account (SDBA), whereby a participant may elect to invest the participant’s transferable account balance in stocks, mutual funds, bonds, or other investments of the participant’s choosing. A participant’s initial transfer to the SDBA must be at least $500, and subsequent transfers must be at least $500. No distributions, withdrawals, or loans may be made directly from the assets in the SDBA, unless the participant requests a lump sum distribution after termination of employment.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the employer’s matching and non-elective contributions, as applicable, and the respective investment earnings or losses, less expenses, of the individual funds in which the account is invested.
Notes Receivable from Participants
Participants may borrow from their total account balance a minimum of $500 and up to a maximum amount equal to the lesser of 50% of their account balance or $50,000 (minus their highest outstanding loan balance from the past 12 months, if any). The loans are secured by the balance in the participant’s account and bear interest of 1% over a published prime rate. Principal and interest are paid ratably through weekly payroll deductions. Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest.
Payment of Benefits
On termination of service due to death, disability or retirement, a participant or beneficiary may elect to receive his or her account balance through a number of payout options. A participant is entitled to the account balance at the time his or her employment with the Corporation ends.
Plan Termination
Although it has not expressed any intent to do so, the Board of Directors of Lockheed Martin has the right to amend, suspend or terminate the Plan at any time, subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). In the event of Plan termination, participants will receive a payment equal to the total value of their accounts.